Cover	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	Amendment No.
Entity Information [Line Items]
Entity Registrant Name	SOUNDHOUND AI, INC.
Entity Central Index Key	0001840856